Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents
Cash and cash equivalents

18.  Cash and cash equivalents

	December 31,	December 31,
	2021	2020
Petty cash	448	344
Bank balances	6,320,570	3,315,485
Call deposits	202,210	51,781
Total cash and cash equivalents	6,523,228	3,367,610

Call deposits represent callable deposits with original maturities of three months or less. The Group’s exposure to interest rate risk and credit risk and a sensitivity analysis for financial assets and liabilities are disclosed in Note 26.